Capital management and solvency	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital management and solvency
43 Capital management and solvency
Strategic importance
Aegon’s approach towards capital management plays a vital role in supporting the execution of its strategy. The key capital management priority is to ensure adequate capitalization to cover Aegon’s obligations towards its policyholders and debtholders while providing sustainable dividends to shareholders. This priority is accomplished by allocating capital to products that offer high growth and return prospects.
Management of capital
Disciplined risk and capital management support Aegon’s decisions in deploying the capital that is generated in the Company’s businesses and that is provided for by investors. Aegon balances the funding of new business growth with the funding required to ensure that its obligations towards policyholders and debtholders are always adequately met, and providing for a sustainable dividend to shareholders.
Aegon’s goal for both its operating units and for the Aegon group as a whole is to maintain a strong financial position and to be able to sustain losses from extreme business and market conditions. Aegon’s Enterprise Risk Management (ERM) framework ensures that the Aegon Group and its operating companies are adequately capitalized and that obligations towards policyholders are always adequately met. Embedded in this larger framework is Aegon’s capital management policy. The update in 2020 simplified the policy while ensuring that strong capital positions are maintained at the Group and in the units. Aegon’s capital management framework is based on adequate capitalization of its operating units, Cash Capital at Holding and leverage.
Aegon manages capital in the operating units to their respective operating levels, sufficient to absorb moderate shocks and pay sustainable remittances to the Group, and above their minimum dividend payment levels. Cash Capital at Holding is maintained within an operating range of EUR 0.5 – 1.5 billion and covers holding expenses, near-term dividends, and contingencies, such as potential recapitalization of units. Furthermore, Aegon aims to reduce its gross financial leverage from the current level of EUR 6.0 billion to the range of EUR 5.0 – 5.5 billion over the period of 2021 to 2023. This reduction of leverage will strengthen the balance sheet, reduce Aegon’s risk profile and therefore make Aegon more resilient.
The frequent monitoring of actual and forecasted capitalization levels of its underlying businesses is an important element in Aegon’s capital framework in order to actively steer and manage towards maintaining adequate capitalization levels.
Aegon Group Solvency Ratio
To calculate its Group Solvency Ratio, Aegon applies a combination of the Group consolidation methods available under Solvency II: the Accounting Consolidation (AC) and Deduction & Aggregation (D&A) based methods. Solvency II capital requirements are mainly used for the European Economic Area (EEA)-based insurance and reinsurance entities, applying the AC method. Local requirements are used for insurance and reinsurance entities in (provisionally) equivalent third-country jurisdictions. Since January 31, 2020, the United Kingdom is no longer a member of the European Union. Absent any regulatory guidance to the contrary, Aegon’s UK insurance subsidiaries will continue to be included in the Group Solvency II calculation in accordance with Solvency II standards, including Aegon’s approved Partial Internal Model. For more details, reference is made to the section “Regulation and Supervision”. On July 11 2020, DNB published industry-wide guidelines regarding the treatment of banks in Group Solvency II calculation. As a consequence, Aegon has included Aegon Bank in the calculation of its Group Solvency on December 31, 2020.
The Group Solvency II ratio is calculated as the ratio between the Eligible Own Funds and the Solvency Capital Requirement (SCR). The Eligible Own Funds equal to the Available Own Funds after applying any Own Funds eligibility restrictions.

The Group SCR is calculated based on Solvency II Partial Internal Model (PIM), which includes the SCR of AC entities, the D&A entities and the Other Financial Sector entities (including Aegon Bank). The SCR amount (or 100% Solvency II ratio) reflects a level of Eligible Own Funds that enables insurance and reinsurance entities to absorb significant losses
(1-in-200
year events) and gives reasonable assurance to policyholders and beneficiaries that payments will be made as they fall due. On December 31, 2020, Aegon’s estimated capital position was:

	December 31, 2020 1)	December 31, 2019 2)
Group Own Funds	18,582	18,470
Group SCR	9,473	9,173
Group Solvency II ratio	196%	201%

1	The Solvency II ratios are estimates, are not final until filed with the respective supervisory authority.
2	For 2019, the Group Solvency II ratio excludes Aegon Bank. The 2019 Group Solvency II ratio including Aegon Bank is 198% (Own Funds: EUR 19,207 million; SCR: EUR 9,707 million).
Aegon Group Eligible Own Funds amounted to EUR 18,582 million on December 31, 2020 (2019: EUR 18,470 million
1
). The increase of EUR 112 million in Own Funds since December 31, 2019, was mostly driven by the positive impact from expected return on in-force
business and the inclusion of Aegon Bank. The positive impact was partly offset by unfavorable market impacts triggered by the
COVID-19
pandemic, reflected by a sharp decrease in interest rates, compounded by negative credit variances partly caused by widening of mortgage spreads.
Aegon’s Group PIM SCR amounted to EUR 9,473 million on December 31, 2020 (2019: EUR 9,173 million
2
). The SCR increased by EUR 300 million since December 31, 2019 and was mainly due to new business strain and the inclusion of Aegon Bank, which was partly offset by the release of in-force
SCR. As a result of the above changes in Eligible Own Funds and PIM SCR, the Group Solvency II ratio declined by 5%-points to 196% in 2020.
Minimum regulatory requirements
Insurance laws and regulations in local regulatory jurisdictions often contain minimum regulatory capital requirements. For insurance companies in the European Union, Solvency II formally defines a lower capital requirement, being the Minimum Capital Requirement (MCR). An irreparable breach of the MCR would lead to a withdrawal of the Company’s insurance license. Similarly, for the US insurance entities the withdrawal of the insurance license is triggered by a breach of the 100% Authorized Control Level (ACL), which is set at 50% of the Company Action Level (CAL).
With the introduction of Solvency II for EEA countries, Aegon views the higher capital requirement, 100% of the SCR, as the level around which EU supervisors will formally require management to provide regulatory recovery plans. For the US insurance entities this is viewed at 100% CLA.
During 2020, the Aegon Group and the regulated entities within the Aegon Group that are subject to regulatory capital requirements on a solo-level continued to comply with the solvency requirements.
Capital quality
Aegon’s capital consists of 3 Tiers as an indication of its quality, with Tier 1 capital ranking the highest. The Available Own Funds is an estimate, has not been filed with the regulator and is subject to supervisory review. It is to be noted that the Group Own Funds do not include any contingent liability potentially arising from unit-linked products sold, issued or advised on by Aegon in the Netherlands in the past as the potential liability cannot be reliably quantified at this point.

1	This 2019 published Group Own Funds excludes Aegon Bank. The 2019 Group Own Funds including Aegon Bank is EUR 19,207 million.
2	This 2019 published Group SCR excludes Aegon Bank. The 2019 Group SCR including Aegon Bank is EUR 9,707 million.

The below table provides the composition of Aegon’s Available Own Funds across Tiers:

	2020		2019
Available Own Funds	Available Own Funds	Percentage total	Available Own Funds 1)	Percentage total
Tier 1 (Unrestricted Tier 1 + Restricted Tier 1)	15,542	84%	15,338	83%
Unrestricted Tier 1	12,972	70%	12,724	69%
Restricted Tier 1	2,571	14%	2,614	14%
Junior Perpetual Capital Securities	1,563	8%	1,617	9%
Perpetual Cumulative Securities	475	3%	479	3%
Perpetual Contingent Convertible Securities	532	3%	518	3%
Tier 2	2,340	13%	2,370	13%
Subordinated notes issued by Aegon Funding Corp	818	4%	823	4%
Subordinated liabilities Aegon NV	754	4%	773	4%
Grandfathered subordinated notes	768	4%	774	4%
Tier 3	700	4%	762	4%
Total Available Own Funds	18,582		18,470

1	This 2019 published Group Available Own Funds excludes Aegon Bank. The 2019 Group Available Own Funds including Aegon Bank are EUR 19,207 million.
On December 31, 2020, Tier 1 capital amounted to EUR 15,542 million, which includes EUR 2,571 million restricted Tier 1 capital. Restricted Tier 1 capital consists of Aegon’s junior perpetual capital securities (2020: EUR 1,563 million), perpetual cumulative subordinated bonds (2020: EUR 475 million), and perpetual contingent convertible security (2020: EUR 532 million). Both junior perpetual capital securities and perpetual cumulative subordinated bonds are grandfathered. Perpetual contingent convertible securities are Solvency II compliant liabilities which were issued in 2019. Restricted Tier 1 capital is subject to eligibility restrictions to qualify as Eligible Own Funds.
On December 31, 2020, Tier 2 capital amounted to EUR 2,340 million. This consists of the subordinated notes issued by Aegon Funding Company LLC (AFC) in 2019 (2020: EUR 818 million), the Solvency II compliant subordinated liabilities that were issued during 2018 (2020: EUR754 million), and grandfathered subordinated notes (2020: EUR 768 million). Tier 2 capital is subject to eligibility restrictions to qualify as Eligible Own Funds.
The grandfathered restricted Tier 1 and Tier 2 capital instruments are grandfathered such that they are considered as capital under the Solvency II framework until December 31, 2025. For the terms and conditions of these grandfathered instruments refer to note 31 Other equity instruments and note 32 Subordinated borrowings.
It is to be noted that the difference between the amounts mentioned above for junior perpetual capital securities and perpetual cumulative subordinated bonds, and those in note 31 Other equity instruments and note 32 Subordinated borrowings, stem from valuation differences between Solvency II (market value) and IFRS rules (refer to related accounting policies in note 2, paragraphs 2.17 and 2.18).
Tier 3 capital as of December 31, 2020 is comprised of deferred tax assets balances related to Solvency II entities.
IFRS equity compares to Solvency II Own Funds as follows:

	2020	2019 3)
IFRS Shareholders’ Equity	22,018	21,842
IFRS adjustments for Other Equity instruments and non controlling interests	2,644	2,591
IFRS Group Equity	24,661	24,433
Solvency II revaluations & reclassifications	(8,621)	(7,599)
Transferability restrictions 1)	(1,766)	(1,973)
Excess of Assets over Liabilities	14,274	14,861
Availability adjustments	4,416	4,446
Fungibility adjustments 2)	(108)	(838)
Available Own Funds	18,582	18,470
1
 This includes the transferability restriction related to the RBC CAL conversion methodology.
2
 The 2019 fungability adjustment contains the exclusion of Aegon Bank.
3
 For 2019, Group Available Own Funds excludes Aegon Bank. The 2019 Group Available Own Funds including Aegon Bank is EUR
19,207
 million.

The Solvency II revaluations and reclassification of EUR
8,621
 million negative
(2019
: EUR
7,599
 million negative) mainly stem from the difference in valuation and presentation between IFRS and Solvency II frameworks. The change in Solvency II revaluations per December
31
,
2020
compared to December
31
,
2019
is mainly driven by lower interest rates during
2020
, increasing the revaluation reserves in Aegon US. The Solvency II revaluations and reclassification can be grouped into four
categories:
◆	Items that are not recognized under Solvency II. The most relevant examples of this category for Aegon include Goodwill, deferred policy acquisition costs (DPAC) and other intangible assets (EUR 1,989 million negative, 2019: EUR 1,932 million negative);
◆	Items that have a different valuation treatment between IFRS and Solvency II. Solvency II is a market consistent framework hence all assets and liabilities are to be presented at fair value while IFRS also includes other valuation treatments in addition to fair value. The most relevant examples of this category for Aegon Group include loans and mortgages, reinsurance recoverables, and technical provisions. The revaluation difference stemming from this category amounted to EUR 3,676 million positive (2019: EUR 3,360 million positive) compared to the IFRS Statement of Financial Position;
◆	The Net Asset Value of subsidiaries that are included under the D&A method (on provisional equivalence or Standard Formula basis) in the Group Solvency II results. The revaluation difference stemming from this category amounted to EUR 6,942 million negative (2019: EUR 5,655 million negative) compared to the IFRS Statement of Financial Position, where the revaluation reserves increased in Aegon US mainly driven by lower interest rates during 2020;
◆	Reclassification of subordinated liabilities of EUR 3,366 million negative (2019: EUR 3,372 negative).
The transferability restrictions reflect the restrictions on Tier 1 unrestricted Own Funds as a consequence of the RBC CAL conversion methodology as described above.
The availability adjustments are changes to the availability of Own Funds of Aegon Group in accordance with Solvency II requirements. Examples include the adjustments for subordinated liabilities, ring-fenced fund, treasury shares and foreseeable dividend.
Finally, the fungibility restrictions limit the availability of Own Funds on Aegon Group level as prescribed by Supervisory Authorities. These limitations refer to charitable trusts in the Americas for which the local Supervisory Authority could limit the upstream of capital to the Group and therefore are excluded for Solvency II purposes.
Capital leverage
Aegon’s total capitalization reflects the capital employed in the business units and consists of shareholders’ capital and total gross financial leverage. Aegon assesses its gross financial leverage position based on various leverage metrics, including the gross financial leverage ratio, which is calculated by dividing total financial leverage by total capitalization. Aegon defines total financial leverage as debt or debt-like funding issued for general corporate purposes and for capitalizing Aegon’s business units. Total financial leverage includes hybrid instruments, in addition to both subordinated and senior debt. Aegon’s total capitalization comprises the following components:

◆	Shareholders’ equity excluding revaluation reserves based on IFRS as adopted by the EU;
◆	Non-controlling interests and Long Term Incentive Plans not yet vested; and
◆	Total financial leverage.

The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:
	Note	2020	2019
Total shareholders’ equity - based on IFRS as adopted by the EU	30	22,815	22,449

Non-controlling interests and Long Term Incentive Plans not yet vested	31, SOFP 2)	126	73

Revaluation reserves	30	(7,480)	(5,873)

Adjusted shareholders’ equity		15,461	16,649
Perpetual contingent convertible securities	31	500	500

Junior perpetual capital securities	31	1,564	1,564

Perpetual cumulative subordinated bonds	31	454	454

Fixed floating subordinated notes	32	1,345	1,403

Fixed subordinated notes	32	740	804

Trust pass-through securities	33	126	136

Currency revaluation other equity instruments 1)		(1)	54

Hybrid leverage		4,728	4,916

Senior debt 3)	37	1,241	1,738

Senior leverage		1,241	1,738

Total gross financial leverage		5,969	6,653

Total capitalization		21,430	23,303

Gross financial leverage ratio		27.9%	28.6%

Fixed Charge Coverage		8.3 x	7.7 x
1	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR 0 million (2019: EUR (7) million).
Aegon N.V. is subject to legal restrictions with regard to the amount of dividends it can pay to its shareholders. Under Dutch law, the amount that is available to pay dividends consists of total shareholders’ equity less the issued and outstanding capital and the reserves required by law. The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the revaluation reserves, cannot be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts. Total distributable items under Dutch law amounted to EUR 12,797 million as at December 31, 2020 (2019: EUR 13,556 million). The following table shows the composition of the total distributable items:

Distributable items	2020	2019
Equity attributable to shareholders based on IFRS as adopted by the EU	22,815	22,449

Non-distributable items:

Share capital	(320)	(323)

Legal reserves 1)	(9,697)	(8,570)
At December 31	12,797	13,556
1 The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the positive revaluations in the revaluation reserves, cannot be freely distributed.

Besides the distributable items under Dutch law, a second restriction on the possibility to distribute dividends stems from Solvency II (Dutch Supervision act).
Distributable reserves	2020	2019

Reserves available for financial surpervision purposes	18,582	18,470

Solvency requirement under the Financial Supervision Act	9,473	9,173
Total distributable reserves on the basis of solvency requirements	9,109	9,297

The freely distributable reserves is the minimum of distributable items under Dutch law and the freely distributable capital on the basis of solvency requirements and amounted to EUR 9,109 million as at December 31, 2020 (2019: EUR 9,297 million).

The ability of Aegon’s operating units, principally insurance companies, to pay remittances to the holding company is constrained by the requirement for these operating units to remain adequately capitalized to the levels set by local insurance regulations and governed by local insurance supervisory authorities. Based on the capitalization level of the operating units, local insurance supervisors are able to restrict and/or prohibit the transfer of remittances to the holding company. In addition, the ability of operating units to pay remittances to the holding company can be constrained by the requirement for these operating units to hold sufficient shareholders’ equity as determined by law. The capitalization level and shareholders’ equity of the operating units can be impacted by various factors (e.g. general economic conditions, capital market risks, underwriting risk factors, changes in government regulations, and legal and arbitrational proceedings). To mitigate the impact of such factors on the ability of operating units to transfer funds, Aegon establishes an operating level of capital in each of the units, 150% SCR for Solvency II units and 400% RBC CAL in the US, which includes additional capital in excess of regulatory capital requirements. Aegon manages capital in the units to this operating level over-the-cycle.